Financial assets at fair value through profit or loss (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Financial Assets at Fair Value Through Profit or Loss

Financial assets at fair value through profit or loss

	30 June	31 December
	2018	2017
Trading assets	63,817	116,748
Non-trading derivatives	2,743	2,231
Assets mandatorily measured at fair value through profit or loss	82,168	n/a
Assets designated as at fair value through profit or loss	2,775	4,242

	151,503	123,221